Operating expenses - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Administrative expenses:
Staff costs	£ 1,868	£ 1,773
Premises and equipment	112	225
Other expenses	1,054	901
Total administrative expenses, premises and equipment and other expenses	3,034	2,899
Depreciation and amortisation	1,220	1,374
Regulatory provisions (note 12)	310	158
Total operating expenses	£ 4,564	£ 4,431